Financial instruments by category (Details 3) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Balance	$ 79		$ 8,035
Currency translation adjustment		$ (8)	(7)
Write off		(96)	(7,964)
Gains and losses recognized in the year		25	15
Ending Balance	0		79
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member]
Statement [Line Items]
Balance	79		571
Currency translation adjustment		(8)	(7)
Write off		(96)	(500)
Gains and losses recognized in the year		25	15
Ending Balance	0		79
Investments In Financial Assets [Member] | Private companies securities [member]
Statement [Line Items]
Balance	0		7,164
Currency translation adjustment	0		0
Write off		0	(7,164)
Gains and losses recognized in the year	0		0
Ending Balance	0		0
Investments In Financial Assets [Member] | Warrant [member]
Statement [Line Items]
Balance	0		349
Currency translation adjustment	0		0
Write off		0	(349)
Gains and losses recognized in the year	0		0
Ending Balance	0		0
Derivative Financial Instruments [Member] | Forwards [Member]
Statement [Line Items]
Balance	0		(49)
Currency translation adjustment	0		0
Write off		$ 0	49
Gains and losses recognized in the year	0		0
Ending Balance	$ 0		$ 0